Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000008867 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class NAV
Trading Symbol	JHBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 7.34% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.
TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	7.34%	8.24%	15.82%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,466,462,690
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 38,603,720
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

C000153948 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class C
Trading Symbol	JBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$188	1.82%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 6.14% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.
TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	5.18%	7.04%	14.53%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	6.14%	7.04%	14.53%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,466,462,690
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 38,603,720
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

C000153947 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	JBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 6.90% (excluding sales charges) for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.
TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	1.56%	6.70%	14.78%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	6.90%	7.80%	15.37%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,466,462,690
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 38,603,720
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

C000008868 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class 1
Trading Symbol	JIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 7.28% for the year ended August 31, 2026. U.S. equities delivered a robust gain in the annual period, albeit with a brief stretch of weakness in March following the start of the conflict in Iran. Investors were encouraged by the highly favorable backdrop of healthy economic growth trends, strong corporate earnings, and supportive U.S. Federal Reserve policy, as well as optimism about artificial intelligence (AI). However, growth stocks underperformed the broader market.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Stocks in this sector made the largest contribution to absolute performance due to the combination of their return and sizable portfolio weighting. The semiconductor stocks NVIDIA Corp., Broadcom, Inc., and ASML Holding NV all performed well, as did Apple, Inc.
Health care | Eli Lilly & Company, which continued to benefit from strong demand for its weight loss drugs, accounted for the majority of the fund’s positive return in the sector.
Communication services | A large position in Google parent Alphabet, Inc., which rallied on the strength of several favorable earnings reports, was a key contributor.
TOP PERFORMANCE DETRACTORS
Certain software stocks | Although the fund’s information technology holdings performed well overall, certain software stocks—including Microsoft Corp., Oracle Corp., and ServiceNow, Inc.—were notable detractors.
Specific individual holdings | Shares of Meta Platforms, Inc. came under pressure on concerns that the company’s significant investments in AI were reducing its free cash flow. Netflix, Inc., which lagged due to slower subscriber growth and declining viewer engagement, was another key detractor.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	7.28%	8.19%	15.76%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Growth Index	10.82%	11.88%	17.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,466,462,690
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 38,603,720
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,466,462,690
Total number of portfolio holdings	67
Total advisory fees paid (net)	$38,603,720
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

Sector Composition
Information technology	51.5%
Communication services	17.6%
Consumer discretionary	12.4%
Financials	7.4%
Health care	5.8%
Industrials	4.2%
Utilities	0.4%
Materials	0.4%
Short-term investments and other	0.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	17.4%
Alphabet, Inc., Class C	5.9%
Microsoft Corp.	5.9%
Broadcom, Inc.	5.8%
Alphabet, Inc., Class A	5.5%
Apple, Inc.	4.9%
Carvana Company	3.6%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.6%
Eli Lilly & Company	3.1%

C000009189 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class 1
Trading Symbol	JIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) returned 13.92% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.
TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	13.92%	2.47%	5.86%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 316,957,430
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,825,589
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

C000223234 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	JYEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) returned 13.55% (excluding sales charges) for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.
TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	7.86%	1.11%	5.13%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	13.55%	2.15%	5.67%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 316,957,430
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,825,589
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

C000223235 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	JABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) returned 12.77% (excluding sales charges) for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.
TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	11.77%	1.39%	5.22%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	12.77%	1.39%	5.22%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 316,957,430
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,825,589
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

C000223236 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class I
Trading Symbol	JABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) returned 13.99% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.
TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	13.99%	2.43%	5.84%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 316,957,430
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,825,589
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

C000223233 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	JABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) returned 14.07% for the year ended August 31, 2026. The broad U.S. equity market rose during the period, supported by resilient economic growth, strong corporate earnings, and continued investment in artificial intelligence (AI), despite intermittent volatility due to uncertainty surrounding inflation, interest rates, tariffs and geopolitical turmoil.
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | Shares of health care REIT Welltower, Inc. trended higher during the period as strong quarterly financial results reflected year-over-year growth in net operating income for the company’s senior housing portfolio due to higher occupancy and revenue per occupied room.
Prologis, Inc. | The stock of industrial REIT Prologis, Inc. rose amid improving operating fundamentals, record leasing activity, growth in net operating income, and multiple increases to its financial outlook for 2026.
TOP PERFORMANCE DETRACTORS
SL Green Realty Corp. | A position in SL Green Realty Corp. detracted, as the office REIT’s shares trended lower during the period amid elevated interest rates and ongoing uncertainty surrounding fundamentals for the office real estate sector.
Iron Mountain, Inc. | A position in Iron Mountain, Inc. also detracted as shares fell during the fund’s holding period amid reports of data-center construction delays and concerns over the cost and financing of AI infrastructure.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	14.07%	2.51%	5.89%
S&P 500 Index	20.38%	12.79%	15.37%
Dow Jones U.S. Select REIT Index	17.43%	4.15%	5.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 316,957,430
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,825,589
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$316,957,430
Total number of portfolio holdings	40
Total advisory fees paid (net)	$1,825,589
Portfolio turnover rate	110%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

Industry Composition
Health care REITs	23.0%
Specialized REITs	20.9%
Industrial REITs	16.0%
Retail REITs	13.8%
Residential REITs	11.7%
Diversified REITs	5.1%
Office REITs	3.0%
Hotels, restaurants and leisure	1.7%
Hotel and resort REITs	1.7%
Health care providers and services	1.1%
Software	0.5%
IT services	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	15.4%
Equinix, Inc.	11.3%
Prologis, Inc.	10.7%
Public Storage	5.8%
Simon Property Group, Inc.	5.8%
Essex Property Trust, Inc.	4.3%
Ventas, Inc.	3.5%
Invitation Homes, Inc.	3.4%
Vivmark Residential	3.0%
WP Carey, Inc.	2.9%

C000199364 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JSJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$85	0.83%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) returned 5.54% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.
TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	5.54%	(1.63)%	7.53%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 527,101,692
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,813,520
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

C000009243 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) returned 5.54% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.
TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	5.54%	(1.61)%	7.54%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 527,101,692
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,813,520
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

C000199363 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) returned 5.48% for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.
TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	5.48%	(1.73)%	7.42%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 527,101,692
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,813,520
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

C000199366 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$197	1.93%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) returned 4.38% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.
TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	3.45%	(2.70)%	6.53%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	4.38%	(2.70)%	6.53%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 527,101,692
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,813,520
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

C000199365 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) returned 5.20% (excluding sales charges) for the year ended August 31, 2026. Significant factors affecting fund performance during the period included market volatility and low-quality stock outperformance in the small-cap segment of the U.S. stock market, driven by shifting investor sentiment, elevated inflation, and uncertainty surrounding U.S. Federal Reserve policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials stocks | Industrials stocks provided the greatest contribution to fund performance at the sector level.
Sterling Infrastructure, Inc. | This infrastructure company enjoyed strong earnings growth powered by robust demand for data center infrastructure.
Fabrinet | The optical manufacturing products and services provider benefited from increased demand for fiber optics due to the company's artificial intelligence (AI) build-out.
TOP PERFORMANCE DETRACTORS
Energy stocks | The fund’s holdings in the energy sector declined notably amid uncertainty in the sector due to the ongoing conflict in Iran.
Varonis Systems, Inc. | Concerns about competition from AI in the software-as-a-service industry weighed on the stock of this data security software company.
Commvault Systems, Inc. | The cybersecurity firm’s stock also came under pressure from perceived competitive threats from AI.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	(0.04)%	(2.96)%	6.66%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	5.20%	(1.96)%	7.21%
Russell 3000 Index	20.10%	11.80%	14.84%
Russell 2000 Growth Index	23.25%	5.04%	10.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 527,101,692
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,813,520
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$527,101,692
Total number of portfolio holdings	73
Total advisory fees paid (net)	$3,813,520
Portfolio turnover rate	160%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

Sector Composition
Information technology	20.4%
Health care	18.2%
Industrials	14.8%
Financials	14.2%
Consumer discretionary	9.3%
Consumer staples	5.5%
Communication services	5.0%
Energy	3.4%
Real estate	2.8%
Materials	2.5%
Short-term investments and other	3.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
iShares Russell 2000 Growth ETF	3.7%
Janus Living, Inc., Class A1	2.8%
Casey's General Stores, Inc.	2.6%
Sensient Technologies Corp.	2.5%
JFrog, Ltd.	2.4%
BrightSpring Health Services, Inc.	2.3%
IMAX Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.1%
First Financial Bankshares, Inc.	2.1%
FirstCash Holdings, Inc.	2.1%

C000069283 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class A
Trading Symbol	JAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 10.58% (excluding sales charges) for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	5.03%	3.52%	3.78%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	10.58%	4.59%	4.31%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000102118 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class C
Trading Symbol	JAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$156	1.49%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 9.77% (excluding sales charges) for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	8.77%	3.86%	3.58%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	9.77%	3.86%	3.58%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000098166 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class I
Trading Symbol	JAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 10.87% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	10.87%	4.91%	4.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113512 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R2
Trading Symbol	JAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 10.38% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	10.38%	4.49%	4.20%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000128529 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R4
Trading Symbol	JAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 10.71% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	10.71%	4.77%	4.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106470 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R6
Trading Symbol	JAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 11.04% for the year ended August 31, 2026. The world financial markets produced positive total returns in the reporting period, as the combination of positive global growth, robust corporate earnings, and generally accommodative central bank policies helped buoy investor sentiment. In this environment, all of the fund’s individual holdings posted gains.
TOP PERFORMANCE CONTRIBUTORS
Absolute return funds | This segment of the fund made the largest contribution to absolute performance due to its strong return and sizable portfolio weighting. Virtus AlphaSimplex Managed Futures Strategy Fund, Victory Market Neutral Income Fund, and BlackRock Tactical Opportunities Fund each finished among the leading contributors.
Funds that use alternative investment approaches | Disciplined Global Long/Short Fund (Boston Partners) was the top individual contributor in both the category and the fund as a whole.
Commodity-related funds | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF performed well, as commodity prices rose sharply following the start of the conflict in Iran. Invesco DB Precious Metals Fund, which invests in gold, silver, and platinum, also delivered a strong return amid concerns about elevated inflation and rising global government debt.
TOP PERFORMANCE DETRACTORS
No detractors | At a time of positive performance for the fund and the asset classes in which it invests, none of the fund's holdings detracted.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	11.04%	5.02%	4.74%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
HFRX Global Hedge Fund Index	7.41%	2.96%	3.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,750,670,493
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 4,568,204
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,750,670,493
Total number of portfolio holdings	15
Total advisory fees paid (net)	$4,568,204
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Absolute return strategies	39.2%
Alternative investment approaches	12.8%
Alternative markets	6.8%
Unaffiliated investment companies	37.8%
Absolute return strategies	24.5%
Alternative investment approaches	11.5%
Alternative markets	1.8%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.